Obligation to Deliver Digital Assets - Schedule of Obligation to Deliver Digital Assets (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Obligation to Deliver Digital Assets [Abstract]
Opening balance
Initial recognition of obligation to deliver digital assets	1,560,000
Changes in fair value of obligation to deliver digital assets	37,835
Ending balance	$ 1,597,835